                                                           File Nos. 333-25473
                                                                      811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]


                            Pre-Effective Amendment No.                      [ ]


                            Post-Effective Amendment No. 3                   [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [X]


                                Amendment No. 4

                        (Check appropriate box or boxes)

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)

Title
of Securities
Being Registered
----------------
Flexible Payment
Deferred Annuity
Contracts




It is proposed that this filing will become effective:

        -- immediately upon filing pursuant to paragraph (b) of Rule 485 -- on April 1, 1998 pursuant to paragraph (b) of Rule 485
        -- 60 days after filing pursuant to paragraph (a) of Rule 485
         X on January 29, 1999 pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Profile; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information
5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Polaris II Variable
                                                          Annuity; Other
                                                          Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris II Variable
                                                          Annuity; Purchasing a
                                                          Polaris II Variable
                                                          Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris II
                                                          Variable Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information


               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris II Variable
                                                    Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris II
                                                    Variable Annuity Contract
                                                    (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements(P); Registrant:
                                                    Financial Statements




                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              LOGO

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARIS(II) VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                January 29, 1999

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                       1. THE POLARIS(II) VARIABLE ANNUITY
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The Polaris(II) Variable Annuity is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Polaris(II) offers a diverse selection of money managers and investment options. You may divide your money among any or all of our 26 variable portfolios and 7 fixed account options. Your investment is not guaranteed. The value of your Polaris(II) contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 7 fixed account options, for different time periods. Each may have a different interest rate. Interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 years;

   (4) payments for your lifetime, but for not less than 10, or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

In addition to the above income options, you may also elect to take income payments under the Income Protector program, subject to the provision thereof.

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                       3. PURCHASING A POLARIS(II) VARIABLE
                                ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Venture Value Portfolio
      - Real Estate Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
  MANAGED BY MASSACHUSETTS FINANCIAL SERIES COMPANY
      - MFS Growth and Income Portfolio
      - MFS Total Return Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      - Putnam Growth Portfolio
      - International Growth and Income Portfolio
      - Emerging Markets Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options and, under certain circumstances, the 6-month and 1-year DCA fixed account options.

The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $35 contract maintenance fee ($30 in North Dakota) from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .55 to 1.90.

If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of the money you withdraw. The percentage declines over the time the money is in the contract.

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      YEAR           1        2        3        4        5        6        7        8
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $35 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

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                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
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Capital Appreciation                      1.61%                    %                 %
Growth                                    1.61%                    %                 %
Natural Resources                         1.61%                    %                 %
Government and Quality Bond               1.61%                    %                 %
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SUNAMERICA SERIES TRUST PORTFOLIO
Emerging Markets*                         1.61%                    %                 %
International Diversified Equities        1.61%                    %                 %
Global Equities                           1.61%                    %                 %
International Growth and Income*          1.61%                    %                 %
Aggressive Growth*                        1.61%                    %                 %
Real Estate*                              1.61%                    %                 %
Putnam Growth                             1.61%                    %                 %
MFS Growth and Income(1)                  1.61%                    %                 %
Alliance Growth                           1.61%                    %                 %
"Dogs" of Wall Street*                    1.61%                    %                 %
Venture Value                             1.61%                    %                 %
Federated Value*                          1.61%                    %                 %
Growth-Income                             1.61%                    %                 %
Utility*                                  1.61%                    %                 %
Asset Allocation                          1.61%                    %                 %
MFS Total Return(2)                       1.61%                    %                 %
SunAmerica Balanced*                      1.61%                    %                 %
Worldwide High Income                     1.61%                    %                 %
High-Yield Bond                           1.61%                    %                 %
Corporate Bond                            1.61%                    %                 %
Global Bond                               1.61%                    %                 %
Cash Management                           1.61%                    %                 %
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* For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.
(1) Formerly named Growth/Phoenix
(2) Formerly named Balanced/Phoenix

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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                            7. ACCESS TO YOUR MONEY
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value, you will not receive the benefit of any free withdrawal amount. After your money has been in the contract for seven full years, there are no withdrawal charges on that portion of the money that you have invested for at least seven full years.

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                                 8. PERFORMANCE
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When you invest in the PolarisII Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

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              ANCHOR SERIES                     CALENDAR
             TRUST PORTFOLIO                    YEAR 1998
--------------------------------------------------------------
  Capital Appreciation                                 %
  Growth                                               %
  Natural Resources                                    %
  Government and Quality Bond                          %
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SUNAMERICA SERIES
TRUST PORTFOLIO
  Emerging Markets                                     %
  International Diversified Equities                   %
  Global Equities                                      %
  International Growth and Income                      %
  Aggressive Growth                                    %
  Real Estate                                          %
  Putnam Growth                                        %
  MFS Growth and Income(1)                               %
  Alliance Growth                                      %
  "Dogs" of Wall Street                                %
  Venture Value                                        %
  Federated Value                                      %
  Growth-Income                                        %
  Utility                                              %
  Asset Allocation                                     %
  MFS Total Return(2)                                    %
  SunAmerica Balanced                                  %
  Worldwide High Income                                %
  High-Yield Bond                                      %
  Corporate Bond                                       %
  Global Bond                                          %
  Cash Management                                      %
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(1) Formerly named Growth/Phoenix
(2) Formerly named Balanced/Phoenix
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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate (3% growth rate if 70 or older at the time of contract issue); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% if 70 or older at the time of contract issue).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.
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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios, the 1-year fixed account option, the 6-month DCA fixed account option or the 1-year DCA fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: You will receive a confirmation of each transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.
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                                 11. INQUIRIES
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If you have questions about your contract or need to make changes, call your financial representative or contact us at:

     Anchor National Life Insurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

     Anchor National Life Insurance Company
     P.O. Box 100330
     Pasadena, California 91189-0001

                               [POLARIS II LOGO]

                                   PROSPECTUS
                                JANUARY 29, 1999

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris(II) Variable Annuity.                 VARIABLE SEPARATE ACCOUNT
                                              The annuity has 33 investment choices -7 fixed account
To learn more about the annuity               options and 26 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 26 Variable Portfolios are part of the Anchor Series
January 29, 1999. The SAI has been            Trust or the SunAmerica Series Trust.
filed with the Securities and
Exchange Commission ("SEC") and is            ANCHOR SERIES TRUST:
incorporated by reference into this           MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
prospectus. The Table of Contents of          - Capital Appreciation Portfolio
the SAI appears on page 21 of this            - Growth Portfolio
prospectus. For a free copy of the            - Natural Resources Portfolio
SAI, call us at (800) 445-SUN2 or             - Government and Quality Bond Portfolio
write to us at our Annuity Service
Center, P.O. Box 54299, Los Angeles,          SUNAMERICA SERIES TRUST:
California 90054-0299.                        MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                              - Global Equities Portfolio
In addition, the SEC maintains a              - Alliance Growth Portfolio
website (http://www.sec.gov) that             - Growth-Income Portfolio
contains the SAI, materials                   MANAGED BY DAVIS SELECTED ADVISERS, L.P.
incorporated by reference and other           - Venture Value Portfolio
information filed electronically with         - Real Estate Portfolio
the SEC by Anchor National.                   MANAGED BY FEDERATED INVESTORS
                                              - Federated Value Portfolio
ANNUITIES INVOLVE RISKS, INCLUDING            - Utility Portfolio
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Corporate Bond Portfolio
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
GUARANTEED OR ENDORSED BY, ANY BANK.          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
THEY ARE NOT FEDERALLY INSURED BY THE         - Asset Allocation Portfolio
FEDERAL DEPOSIT INSURANCE                     - Global Bond Portfolio
CORPORATION, THE FEDERAL RESERVE              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
BOARD OR ANY OTHER AGENCY.                    - MFS Growth and Income Portfolio
                                              - MFS Total Return Portfolio
                                              MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
                                              - International Diversified Equities Portfolio
                                              - Worldwide High Income Portfolio
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
                                              - Putnam Growth Portfolio
                                              - International Growth and Income Portfolio
                                              - Emerging Markets Portfolio
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
        ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                           TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                         TABLE OF CONTENTS
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 GLOSSARY....................................................     2
 FEE TABLES..................................................     3
       Owner Transaction Expenses............................     3
       The Income Protector Expenses.........................     3
       Annual Separate Account Expenses......................     3
       Variable Portfolio Expenses...........................     3
 EXAMPLES....................................................     4
 THE POLARIS(II) VARIABLE ANNUITY............................     5
 PURCHASING A POLARIS(II) VARIABLE ANNUITY...................     5
       Allocation of Purchase Payments.......................     6
       Accumulation Units....................................     6
       Free Look.............................................     6
 INVESTMENT OPTIONS..........................................     6
       Variable Portfolios...................................     6
       Anchor Series Trust...................................     7
       SunAmerica Series Trust...............................     7
       Fixed Account Options.................................     7
       Market Value Adjustment ("MVA").......................     7
       Transfers During the Accumulation Phase...............     8
       Dollar Cost Averaging.................................     9
       Asset Allocation Rebalancing..........................     9
       Principal Advantage Program...........................    10
       Voting Rights.........................................    10
       Substitution..........................................    10
 ACCESS TO YOUR MONEY........................................    10
       Systematic Withdrawal Program.........................    11
       Nursing Home Waiver...................................    11
       Minimum Contract Value................................    11
 DEATH BENEFIT...............................................    11
 EXPENSES....................................................    12
       Insurance Charges.....................................    12
       Withdrawal Charges....................................    12
       Investment Charges....................................    13
       Contract Maintenance Fee..............................    13
       Transfer Fee..........................................    13
       Premium Tax...........................................    13
       Income Taxes..........................................    13
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    13
 INCOME OPTIONS..............................................    13
       Annuity Date..........................................    13
       Income Options........................................    13
       Fixed or Variable Income Payments.....................    14
       Income Payments.......................................    14
       Transfers During the Income Phase.....................    14
       Deferment of Payments.................................    14
       The Income Protector..................................    14
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    17
       Tax Treatment of Distributions -
       Qualified Contracts...................................    18
       Minimum Distributions.................................    18
       Diversification.......................................    18
 PERFORMANCE.................................................    18
 OTHER INFORMATION...........................................    19
       Anchor National.......................................    19
       The Separate Account..................................    19
       The General Account...................................    19
       Distribution of the Contract..........................    19
       Administration........................................    19
       Year 2000.............................................    19
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    20
       Additional Information................................    20
       Selected Consolidated Financial Data..................    20
       Management Discussion and Analysis....................    20
       Properties............................................    21
       Directors and Officers................................    21
       Executive Compensation................................    21
       Security Ownership of Owners and Management...........    21
       Regulation............................................    21
       Independent Accountants...............................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 21
 FINANCIAL STATEMENTS........................................    21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- PREMIUM TAXES.................................   C-1

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                              GLOSSARY
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 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

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                                   FEE TABLES
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OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%  Year 5......................   3%
Year 2......................   6%  Year 6......................   2%
Year 3......................   5%  Year 7......................   1%
Year 4......................   4%  Year 8+.....................   0%
TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 ($10 in Pennsylvania
                                   and Texas) per transfer
CONTRACT MAINTENANCE FEE*.......   $35 ($30 in North Dakota)
  *waived if contract value is $50,000 or more

  THE INCOME PROTECTOR EXPENSE
  (THE INCOME PROTECTOR PLUS AND MAX FEATURES ARE OPTIONAL AND, IF ELECTED, THE FEE IS DEDUCTED ANNUALLY FROM YOUR CONTRACT VALUE)

     THE INCOME PROTECTOR         FEE AS A PERCENTAGE OF
         ALTERNATIVES            YOUR INCOME BENEFIT BASE
Base Income Protector..........              0%
Income Protector Plus..........            .15%
Income Protector Max...........            .30%

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1998)
           PORTFOLIO EXPENSE INFORMATION TO BE PROVIDED BY AMENDMENT

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                                 %               %                %
-----------------------------------------------------------------------------------------------------------
Growth                                                               %               %                %
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                    %               %                %
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                          %               %                %
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED NOVEMBER 30, 1998)
           PORTFOLIO EXPENSE INFORMATION TO BE PROVIDED BY AMENDMENT

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Emerging Markets***                                                  %               %                %
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                                   %               %                %
-----------------------------------------------------------------------------------------------------------
Global Equities                                                      %               %                %
-----------------------------------------------------------------------------------------------------------
International Growth and Income***                                   %               %                %
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                    %               %                %
-----------------------------------------------------------------------------------------------------------
Real Estate***                                                       %               %                %
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                        %               %                %
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income**                                              %               %                %
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                      %               %                %
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street*                                               %               %                %
-----------------------------------------------------------------------------------------------------------
Venture Value                                                        %               %                %
-----------------------------------------------------------------------------------------------------------
Federated Value                                                      %               %                %
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                        %               %                %
-----------------------------------------------------------------------------------------------------------
Utility***                                                           %               %                %
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                     %               %                %
-----------------------------------------------------------------------------------------------------------
MFS Total Return**                                                   %               %                %
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                                  %               %                %
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                                %               %                %
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                      %               %                %
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                       %               %                %
-----------------------------------------------------------------------------------------------------------
Global Bond                                                          %               %                %
-----------------------------------------------------------------------------------------------------------
Cash Management                                                      %               %                %
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

  * Annualized.

 ** As of January 4, 1998, the Growth/Phoenix Portfolio was renamed the MFS
    Growth and Income Portfolio, and the Balanced/Phoenix Portfolio was renamed the MFS Total Return Portfolio, each managed by Massachusetts Financial Services Company. The expenses shown here are those of the former Portfolios, managed by Phoenix Investment Counsel, Inc.

*** Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Utility ( %); Emerging Markets ( %); International Growth and Income ( %); and Real Estate ( %)

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) surrendered the contract at the end of the stated time period; and
        (b) if the contract is not surrendered*.

                 [EXPENSE EXAMPLES TO BE PROVIDED BY AMENDMENT]

                         PORTFOLIO                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Growth                                                        (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Venture Value                                                 (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Utility                                                       (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $      (a) $      (a) $       (a) $
                                                              (b) $      (b) $      (b) $       (b) $
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

        * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    SunAmerica Balanced (1.00%); "Dogs" of Wall Street (.85%); Aggressive Growth (.90%); Federated Value (1.03%); Utility (1.05%); Emerging Markets (1.90%); International Growth and Income (1.60%); and Real Estate (1.25%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples. In addition, the examples do not reflect the fees associated with the optional Income Protector Plus and Max features. SEE INCOME OPTIONS ON PAGE 13.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

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                        THE POLARIS(II) VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 26 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 6.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues Polaris(II) Variable Annuity. When you purchase a Polaris(II) Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of [American International Group, Inc., a Delaware corporation ("AIG")].

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                   PURCHASING A POLARIS(II) VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 17.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,000,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 6.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

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                               INVESTMENT OPTIONS
----------------------------------------------------------------
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VARIABLE PORTFOLIOS

The contract currently offers 26 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 4 available Variable Portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract. The 22 Variable Portfolios and the subadvisers are:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.

    - Venture Value Portfolio
    - Real Estate Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL

    - Asset Allocation Portfolio
    - Global Bond Portfolio

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

    - MFS Growth and Income Portfolio
    - MFS Total Return Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.

    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT

    - Putnam Growth Portfolio
    - International Growth and Income Portfolio
    - Emerging Markets Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.

    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers fixed account options. For periods of 1, 3, 5, 7 and 10 years. We call these time periods guarantee periods. In addition, we offer 6-month and 1 year Dollar Cost Averaging ("DCA") fixed accounts under the contract which provide a fixed interest rate for limited periods of time when participating in the DCA program.

All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Once established, the rates for specified payments do not change during the specified period.

When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

The 6-month and the two 1-year fixed account options are not registered under the Securities Act of 1933 and are not subject to other provisions of the Investment Company Act of 1940.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

Anchor National does not assess a MVA against withdrawals under the following circumstances:

     - When you switch to the Income Phase;
     - To pay a death benefit;
     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that:

     - Excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios; or

     - The underlying Variable Portfolios inform us that they need to restrict the purchase or redemption of the shares because of excessive trading or because a specific transfer or group of transfers is deemed to have a detrimental effect on share prices of affected underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 13.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:
     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

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                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
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      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
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     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
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                              ACCESS TO YOUR MONEY
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 13.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 12.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any surrender charges which would have been due if your free withdrawal had not been free.

To determine your free withdrawal amount and your surrender charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount is as follows:

     - Any free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the total invested amount that was no longer subject to surrender charges at the time of the withdrawal, and

     - Any prior withdrawals (including surrender charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty free earnings and any portion of your total invested amount no longer subject to surrender charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount, as described on page 11. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or

     - you are 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 13

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase these charges or expenses under your contract. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY, PAGE 10. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows

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           YEAR               1    2    3    4    5    6    7    8
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     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your Income Benefit Base. SEE INCOME OPTIONS ON PAGE 13.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE, TAXES ON PAGE 17.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 3 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 6.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.

INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR

This feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your contract has not performed within a historically anticipated range. The income protector feature offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the income protector you can know the level of minimum income that will be available to you if, when you chose to retire, down markets have negatively impacted your contract value. To receive income payments using this feature you must follow the appropriate steps set forth below.

The income protector provides three alternative levels of minimum retirement income. The base income protector is a standard feature of all Polaris(II) contracts issued after November 2, 1998, if the feature is available for sale in your state. There is no additional charge associated with the base feature. If elected, the income protector plus and income protector max alternatives can provide increased levels of minimum guaranteed income. We charge a fee for each of these alternatives. The amount of the fee and how to select an alternative level of income protection, if that is appropriate for you, is described below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the income protector upon a calculation we call the income benefit base. At the time your participation in the income protector program becomes effective, your income benefit base is equal to your contract value. For the base, participation is effective on the date of issue of your contract. For the plus or max alternatives, participation is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the plus or max alternative.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary (excluding any MVA), in an amount proportionate to the amount by which such withdrawals decreased your contract value.

For the plus or max alternatives, the income benefit base accumulates at one of the following annual growth rates from the date your election in the alternative becomes effective through your election to begin receiving income under the program:

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       Alternative                Growth Rate
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The Income Protector Plus            3.25%
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 The Income Protector Max            6.50%
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The growth rates for the plus or max features cease on the contract anniversary following the Annuitant's 90th birthday.

CHOOSING THE APPROPRIATE LEVEL OF PROTECTION
FOR YOU

If you decide that you want the protection offered by the income protector plus or max feature, you must elect the alternative by completing the income protector election form available through our Annuity Service Center. You may only elect one of the alternatives and you can never change your election once made. Your income benefit base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the plus or max alternative you may not begin the Income Phase for at least seven years following your election of the plus or max feature. Thus, you must make your election prior to the later of:

     - your 83rd birthday, or

     - your 3rd contract anniversary.

STEP-UP OF YOUR INCOME BENEFIT BASE

If you have elected to pay for the higher levels of protection available through the income protector plus or max, you may also have the opportunity to "step-up" your income benefit base. The step-up feature allows you to increase your income benefit base to the amount of your contract value on your contract anniversary. You can only elect to step-up within the 30 days before your next contract anniversary. A seven year waiting period required prior to electing income payments through the income protector is restarted if you step-up your income benefit base. Thus, your last opportunity to step up is the later of:

     - your 83rd birthday, or

     - your 3rd contract anniversary.

You must complete the income protector election form to effect a step-up. The form is available from our Annuity Service Center.

Qualified contract holders should refer to the Note at the end of the income protector discussion.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the income protector program ONLY within the 30 days after the seventh or later contract anniversary following the later of:

     - the effective date of your income protector participation, or

     - the contract anniversary of your most recent step-up.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is your income benefit base as your income benefit date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (excluding any MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply the annuity rates stated in your income protector endorsement for the income option you select to your final income benefit base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector program to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your annual income using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the income protector will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the income protector your income payments will be fixed in amount. You are not required to use the income protector to receive income payments. However, we will not refund fees paid for the income protector if you elect to receive income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. ALTHOUGH, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
FEES ASSOCIATED WITH THE INCOME PROTECTOR

The base income protector is a standard feature of your contract at no extra charge. If you elect the income protector plus or max, we charge a fee, as follows:

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                           Fee As A % of Your Income
       Alternative                Benefit Base
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The Income Protector Plus             .15%
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 The Income Protector Max             .30%
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Since the income benefit base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your participation in the program becomes effective.

After a step-up, the fee for the income protector max or plus will be based on your stepped-up income benefit base, and will be deducted from your contract value beginning on the effective date of the step-up.

If your contract is issued with the income protector program, and you elect the plus or max alternative (either at contract issue or some later date) we begin deducting the annual fee for the plus or max alternative on the contract anniversary when your alternative election becomes effective. If your contract is not issued with the income protector program and you elect the plus or max alternative at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective.

It is important to note that once you elect either alternative, you may not cancel your election. We will deduct this charge from your contract value on every contract anniversary up to and including your income benefit date. Additionally, we deduct the entire annual fee from any full surrender of your contract requested prior to your contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the income protector program. As discussed above, in order to utilize the income protector you must elect to receive income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the income protector max or plus, you may pay for this guarantee and not be able to realize the benefit.

Generally,

     - for the Life Annuity with 10 Years Guaranteed, you must elect to receive income payments before age 79, and

     - for the Joint and Survivor Life Annuity with 20 Years Guaranteed, both Annuitants must be 70 or younger or one of the Annuitants must be 65 or younger when you switch to the Income Phase. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances.

         HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional payments or premium taxes, no step-up and the election of optional income protector benefits at contract issue.

--------------------------------------------------------------------------------------------------------------------
                             Minimum annual income if you elect to receive income payments
     If at issue                             on contract anniversary . . .                         Income Protector
    you are . . .              7                 10                 15                 20            Benefit Level
--------------------------------------------------------------------------------------------------------------------
   Male                      6,108              6,672              7,716              8,832              Base
   age 60*                   8,046              9,633             12,971             17,313              Plus
                             9,995             13,132             20,647             32,178               Max
--------------------------------------------------------------------------------------------------------------------
   Female                    5,388              5,880              6,900              8,112              Base
   age 60*                   7,145              8,542             11,652             15,948              Plus
                             8,876             11,646             18,548             29,641               Max
--------------------------------------------------------------------------------------------------------------------
   Joint**                   4,716              5,028              5,544              5,928              Base
   Male-60                   6,290              7,353              9,442             11,785              Plus
   Female-60                 7,813             10,024             15,030             21,903               Max
--------------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

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                                      TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management, Imperial Premium Finance, Inc., Resources Trust Company, and five broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.
From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of , a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000

We rely significantly on computer systems and applications in our daily operations. Many of our systems are not presently year 2000 compliant, which means that because they have historically used only two digits to identify the year in a date, they will fail to distinguish dates in the "2000s" from dates in the "1900s." Anchor National's business, financial condition and results of operations could be materially and adversely affected by the failure of our systems and applications (and those operated by third parties interfacing with our systems and applications) to properly operate or manage these dates.

Anchor National has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with our systems and applications. In fiscal 1997, the Company's parent recorded on its books, a $15.0 million provision for estimated programming costs to repair noncompliant systems, of which $6.2 million was allocated to us. We are making expenditures which we expect will ultimately total $5.0 million to replace certain other noncompliant systems. Total expenditures relating to the repair of noncompliant systems will be capitalized by the Company's parent as software costs and will be paid for over future periods. Both phases of the project are progressing according to plan and we expect to substantially complete them by the end of calendar 1998. We will test both the repaired and replacement systems during calendar 1999.

In addition, we distributed a year 2000 questionnaire to our significant suppliers, distributors, financial institutions, lessors and others we do business with to evaluate their year 2000 compliance plans and state of readiness and to determine how our systems and applications may be affected by their failure to solve their own year 2000 issues. To date, however, we have only received preliminary feedback from such parties and have not independently confirmed any information received from other parties with respect to the year 2000 issues. Therefore, we cannot assure that such other parties will complete their year 2000 conversions in a timely fashion or will not suffer a year 2000 business disruption that may adversely affect our financial condition and results of operations.

Because we expect to complete our year 2000 conversion prior to any potential disruption to our business, we have not developed a comprehensive year 2000 contingency plan. Anchor National closely monitors the progression of its plan for compliance, and if necessary, would devote additional resources to assure the timely completion of our year 2000 plan. If we determine that our business is at material risk of disruption due to the year 2000 issue or anticipate that we will not complete our year 2000 conversion in a timely fashion, we will work to enhance our contingency plans.

The above statements are forward-looking. The costs of our year 2000 conversion, the date which we have set to complete such conversion and the possible risks associated with the year 2000 issue are based on our current estimates and are subject to various uncertainties that could cause the actual results to differ materially from our expectations. Such uncertainties include, among others, our success in identifying systems and applications that are not year 2000 compliant, the nature and amount of programming required to upgrade or replace each of the affected systems and applications, the availability of qualified personnel, consultants and other resources, and the success of the year 2000 conversion efforts of others.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris(II) Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

SELECTED CONSOLIDATED FINANCIAL DATA

[(INFORMATION TO BE FILED BY AMENDMENT)]

MANAGEMENT DISCUSSION AND ANALYSIS

[(INFORMATION TO BE FILED BY AMENDMENT)]

PROPERTIES

[(INFORMATION TO BE FILED BY AMENDMENT)]

DIRECTORS AND OFFICERS

[(INFORMATION TO BE FILED BY AMENDMENT)]

EXECUTIVE COMPENSATION

[(INFORMATION TO BE FILED BY AMENDMENT)]

SECURITY OWNERSHIP OF OWNERS AND MANAGEMENT

[(INFORMATION TO BE FILED BY AMENDMENT)]

REGULATION

[(INFORMATION TO BE FILED BY AMENDMENT)]

INDEPENDENT ACCOUNTANTS

[(INFORMATION TO BE FILED BY AMENDMENT)]

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     15
Financial Statements..........................     15

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                              FINANCIAL STATEMENTS
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[(INFORMATION TO BE FILED BY AMENDMENT)]

--------------------------------------------------------------------------------
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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              INCEPTION TO      FISCAL YEAR
                       PORTFOLIOS                               11/30/97         11/30/98
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 6/3/97)
         Beginning AUV..................................       $   18.52         $
         End AUV........................................       $   21.26         $
         End #AUs.......................................       1,392,262
-------------------------------------------------------------------------------------------
  Growth (Inception Date - 6/3/97)
         Beginning AUV..................................       $   17.93         $
         End AUV........................................       $   20.31         $
         End #AUs.......................................         789,274
-------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.39         $
         End AUV........................................       $   11.14         $
         End #AUs.......................................         195,946
-------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 6/11/97)
         Beginning AUV..................................       $   11.99         $
         End AUV........................................       $   12.65         $
         End #AUs.......................................         395,258
-------------------------------------------------------------------------------------------
  Emerging Markets (Inception Date - 6/5/97)
         Beginning AUV..................................       $   10.14         $
         End AUV........................................       $    7.97         $
         End #AUs.......................................         663,212
-------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.04         $
         End AUV........................................       $   11.62         $
         End #AUs.......................................       1,040,812
-------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 6/3/97)
         Beginning AUV..................................       $   16.54         $
         End AUV........................................       $   16.90         $
         End #AUs.......................................         600,294
-------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 6/4/97)
         Beginning AUV..................................       $    9.97         $
         End AUV........................................       $   10.33         $
         End #AUs.......................................       1,310,126
-------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 6/9/97)
         Beginning AUV..................................       $   10.03         $
         End AUV........................................       $   11.51         $
         End #AUs.......................................         821,105
-------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 6/4/97)
         Beginning AUV..................................       $    9.98         $
         End AUV........................................       $   11.44         $
         End #AUs.......................................         887,321
-------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 6/3/97)
         Beginning AUV..................................       $   15.80         $
         End AUV........................................       $   18.47         $
         End #AUs.......................................         831,178
-------------------------------------------------------------------------------------------
  MFS Growth and Income* (Inception Date - 6/4/97)
         Beginning AUV..................................       $   15.82         $
         End AUV........................................       $   17.63         $
         End #AUs.......................................         191,101
-------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 6/2/97)
         Beginning AUV..................................       $   21.81         $
         End AUV........................................       $   24.51         $
         End #AUs.......................................       2,092,044
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

              * Formerly Growth/Phoenix Investment Council
              AUV - Accumulation Unit Value
              AU - Accumulation Units

                                                              INCEPTION TO      FISCAL YEAR
                       PORTFOLIOS                               11/30/97         11/30/98
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  "Dogs of Wall Street" (Inception Date - 4/1/98)
         Beginning AUV..................................       $      --         $
         End AUV........................................       $      --         $
         End #AUs.......................................              --
-------------------------------------------------------------------------------------------
  Venture Value (Inception Date - 6/2/97)
         Beginning AUV..................................       $   18.63         $
         End AUV........................................       $   21.30         $
         End #AUs.......................................       4,281,879
-------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.14         $
         End AUV........................................       $   13.62         $
         End #AUs.......................................         736,333
-------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/3/97)
         Beginning AUV..................................       $   18.84         $
         End AUV........................................       $   21.41         $
         End #AUs.......................................       1,949,292
-------------------------------------------------------------------------------------------
  Utility (Inception Date - 6/6/97)
         Beginning AUV..................................       $   11.41         $
         End AUV........................................       $   12.74         $
         End #AUs.......................................         177,618
-------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 6/3/97)
         Beginning AUV..................................       $   16.59         $
         End AUV........................................       $   17.98         $
         End #AUs.......................................       1,498,681
-------------------------------------------------------------------------------------------
  MFS Total Return** (Inception Date - 6/10/97)
         Beginning AUV..................................       $   14.44         $
         End AUV........................................       $   15.45         $
         End #AUs.......................................         218,391
-------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 6/5/96)
         Beginning AUV..................................       $   11.84         $
         End AUV........................................       $   13.22         $
         End #AUs.......................................         363,136
-------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 6/5/97)
         Beginning AUV..................................       $   15.57         $
         End AUV........................................       $   15.98         $
         End #AUs.......................................         596,308
-------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 6/9/97)
         Beginning AUV..................................       $   13.63         $
         End AUV........................................       $   14.66         $
         End #AUs.......................................         758,856
-------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 6/9/97)
         Beginning AUV..................................       $   11.83         $
         End AUV........................................       $   12.54         $
         End #AUs.......................................         328,300
-------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 6/11/97)
         Beginning AUV..................................       $   12.41         $
         End AUV........................................       $   13.08         $
         End #AUs.......................................         183,563
-------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 6/5/97)
         Beginning AUV..................................       $   11.24         $
         End AUV........................................       $   11.43         $
         End #AUs.......................................       1,514,290
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

              ** Formerly Balanced/Phoenix Investment Counsel

              AUV - Accumulation Unit Value
              AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                          [(1+I/(1+J+0.005)](N/12) - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 7%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1
                  = [(1.07)/(1.06+0.005)](18/12) - 1
                  = (1.004695)(1.5) - 1
                  = 1.007051 - 1
                  = + 0.007051

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007051) = +$28.20

$28.20 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 7.5% and the 3-year fixed account option is 8.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 8%.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.07)/(1.08+0.005)](18/12) - 1
                  = (0.986175)(1.5) - 1
                  = 0.979335 - 1
                  = - 0.020665

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.020665) = -$82.66

$82.66 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

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                           APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
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District of Columbia                                             2.25%          2.25%
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Kentucky                                                            2%             2%
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Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
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South Dakota                                                        0%          1.25%
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West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
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--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris II Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT


This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                January 29, 1999

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Separate Account............................................................   3

General Account.............................................................   3

Performance Data ...........................................................   4

Income Payments.............................................................   8

Annuity Unit Values.........................................................   8

Taxes.......................................................................  11

Distribution of Contracts...................................................  15

Financial Statements........................................................  15

                                SEPARATE ACCOUNT


      Variable Separate Account was originally established by Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

      For periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending November 30, 1998, were [__________]% and [__________]%, respectively.

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV-RMC)/(SV)

      where:

            SV = value of one Accumulation Unit at the start of a 7 day period

            EV = value of one Accumulation Unit at the end of the 7 day period

            CMF = an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)(365/7) - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

      The total returns since each Variable Portfolio's inception date and, if applicable, for a 1 year period, are shown on the following page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                       PERIOD ENDING ON DECEMBER 31, 1998
                        (RETURN WITH/WITHOUT REDEMPTION)

                                                    INCEPTION         SINCE
               VARIABLE PORTFOLIO                      DATE         INCEPTION      1 YEAR
   --------------------------------------------     ----------      ---------      -------
   Capital Appreciation                              6/03/97            To Be Provided
   Growth                                            6/03/97             By Amendment
   Natural Resources                                 6/04/97
   Government & Quality Bond                         6/11/97
   Aggressive Growth                                 6/09/97
   International Diversified Equities                6/04/97
   Global Equities                                   6/03/97
   Putnam Growth                                     6/03/97
   MFS Growth and Income*                            6/04/97
   Alliance Growth                                   6/02/97
   "Dogs" of Wall Street                             4/01/98                          N/A
   Venture Value                                     6/02/97
   Federated Value                                   6/04/97
   Growth-Income                                     6/03/97
   Utility                                           6/06/97
   Asset Allocation                                  6/03/97
   MFS Total Return*                                 6/10/97
   SunAmerica Balanced                               6/05/97
   Worldwide High Income                             6/05/97
   High-Yield Bond                                   6/09/97
   Corporate Bond                                    6/09/97
   Global Bond                                       6/11/97
   Emerging Markets                                  6/05/97
   International Growth and Income                   6/04/97
   Real Estate                                       6/04/97

-----------------

Total return figures are based on historical data and are not intended to indicate future performance.

*As of January 4, 1999, the Growth/Phoenix Portfolio was renamed the MFS Growth and Income Portfolio and the Balanced/Phoenix Portfolio was renamed the MFS Total Return Portfolio, each managed by Massachusetts Financial Services Company.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

            P(1+T)(n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                      =  1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

            1/[(1.035)(1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

           First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

           Annuity Units = $572.75/$13.256932 = 43.203812

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

           Second Payment = 43.203812 x $13.327695 = $575.81

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES

GENERAL

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      For Income Payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of Income Payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

      Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (a)   H.R. 10 PLANS

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b)   TAX-SHELTERED ANNUITIES

            Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c)   INDIVIDUAL RETIREMENT ANNUITIES

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (d)   ROTH IRAS

            Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

      (e)   CORPORATE PENSION AND PROFIT-SHARING PLANS

            Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (f)   DEFERRED COMPENSATION PLANS - SECTION 457

            Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.


                            DISTRIBUTION OF CONTRACTS

      The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.

      For the year ended November 30, 1998, the aggregate amount of underwriting commissions paid by the company to SunAmerica Capital Services, Inc. was $[______], of which $[______] was retained by it. For the period from inception to November 30, 1997, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $6,510,073, of which $650,488 was retained by it.

      Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

      The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in the prospectus. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods. The financial statements of Variable Separate Account as of November 30, 1998 and for the period from inception to November 30, 1998, are included in this Statement of Additional Information.

      PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part A of the Registration Statement:


               Consolidated financial statements of Anchor National Life Insurance Company for the fiscal year ended
               September 30, 1998
               [TO BE FILED BY AMENDMENT]



        The following financial statements are included in Part B of the Registration Statement:

               Financial Statements of Variable Separate Account (Portion relating to the Polaris II Variable Annuity) for the fiscal year ended November 30, 1997

               [TO BE FILED BY AMENDMENT]


(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....          Previously Filed
(2)  Form of Custody Agreements..................          Previously Filed
(3)  (a) Form of Distribution Contract...........          Previously Filed
     (b) Selling Agreement.......................          Previously Filed
(4)  Variable Annuity Contract
     (a) Polaris II Group Annuity Certificate.....         Previously Filed
     (b) Polaris II Individual Annuity Contract...         Previously Filed
(5)  Application for Contract
     (a) Polaris II Participant Enrollment Form..          Filed Herewith
     (b) Polaris II Annuity Application..........          Filed Herewith
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............          Previously Filed
     (b) By-Laws.................................          Previously Filed
(7)  Reinsurance Contract........................          Not Applicable
(8)  Form of Fund Participation Agreement........
     (a) Anchor Series Trust Fund Participation
         Agreement...............................          Previously Filed
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................          Previously Filed
(9)  Opinion of Counsel..........................          Previously Filed
     Consent of Counsel..........................          Previously Filed
(10) Consent of Independent Accountants..........          To Be Filed By Amendment
(11) Financial Statements Omitted from Item 23...          None
(12) Initial Capitalization Agreement............          Not Applicable
(13) Performance Computations....................          Not Applicable
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Control with Anchor National Life Insurance
     Company, the Depositor of Registrant........          To Be Filed By Amendment
(15) Powers of Attorney..........................          Previously Filed
(27) Financial Data Schedules....................          Not Applicable



Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Eli Broad                    Chairman, President and
                               Chief Executive Officer
Jay S. Wintrob               Director and Executive Vice President
Peter McMillan               Director
James R. Belardi             Director and Senior Vice President
Susan L. Harris              Director, Senior Vice President
                               and Secretary
Jana W. Greer                Director and Senior Vice President
Scott L. Robinson            Director and Senior Vice President
James W. Rowan               Director and Senior Vice President
N. Scott Gillis              Senior Vice President and Controller
Edwin R. Reoliquio           Senior Vice President and Chief Actuary

Victor E. Akin               Senior Vice President
David R. Bechtel             Vice President and Treasurer
J. Franklin Grey             Vice President
Keith B. Jones               Vice President
Michael Lindquist            Vice President
Edward P. Nolan*             Vice President
Greg Outcalt                 Vice President
Scott H. Richland            Vice President



------------------

* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference.



Item 27.  Number of Contract Owners

          As of December 31, 1998, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris II Variable Annuity) was _________, of which _____ were Qualified Contracts and _____ were Nonqualified Contracts



Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter Harbeck               Director
        Susan L. Harris             Secretary
        Debbie Potash-Turner        Controller
        Per Furmark                 Vice President
        James Nichols               Vice President


                  Net
                  Distribution     Compensation
Name of           Discounts and    on Redemption   Brokerage
Distributor       Commissions      Annuitization   Commission    Commissions*
------------      --------------   -------------   -----------   ------------
SunAmerica        None             None            None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.  Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.





Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities
Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 25th day of November, 1998.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                               DATE
ELI BROAD*                    President, Chief
------------------------      Executive Officer and
Eli Broad                     Chairman  of the Board
                              (Principal Executive
                              Officer)


SCOTT L. ROBINSON*            Senior Vice President
------------------------         and Director
Scott L. Robinson             (Principal Financial
                              Officer)


N. SCOTT GILLIS*              Senior Vice President
------------------------        and Controller
N. Scott Gillis               (Principal Accounting
                                Officer)


JAMES R. BELARDI*              Director
------------------------
James R. Belardi



JANA W. GREER*                 Director
------------------------
Jana W. Greer



/s/ SUSAN L. HARRIS            Director                      November 25, 1998
------------------------
Susan L. Harris

PETER MCMILLAN*               Director
------------------------
Peter McMillan



JAY S. WINTROB*               Director
------------------------
Jay S. Wintrob



JAMES W. ROWAN*               Director
------------------------
James W. Rowan



* By: /s/ SUSAN L. HARRIS      Attorney-in-Fact
     ----------------------
         Susan L. Harris


Date:  November 25, 1998

                                  EXHIBIT INDEX



Exhibit               Description
-------               -----------
               [No Exhibits To Be Filed]

